Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	May 06, 2025	Dec. 31, 2024
Long-term debt	$ 1,598,657		$ 1,709,236
Other financing arrangements	559,962		584,632
Debt Issuance Costs, Gross	9,908		11,396
Long-Term Debt	1,588,749		1,697,840
Long-term Debt, Gross, Current Maturities	285,390		290,882
Debt Issuance Costs, Current, Net	3,161		3,522
Long-Term Debt, Excluding Current Maturities	1,306,520	$ 171,910	1,410,480
Loans Payable [Member]
Long-term debt	1,038,695		1,124,604
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	104,464		109,821
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	98,942		104,596
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	49,975		52,825
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	25,953		33,492
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	24,250		27,750
Loans Payable [Member] | Benedict Maritime Co. [Member]
Long-term debt	253,714		294,762
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. 3 [Member]
Long-term debt	15,000		21,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. 2 [Member]
Long-term debt	59,063		64,250
Loans Payable [Member] | Bastian Shipping Co. et al [Member]
Long-term debt	170,820		199,390
Loans Payable [Member] | NML Loan Agreement [Member]
Long-term debt	0		0
Loans Payable [Member] | Kalamata Shipping Corporation et al [Member]
Long-term debt	49,000		54,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	17,167		18,917
Loans Payable [Member] | N M L Loan 2 [Member]
Long-term debt	21,750		23,250
Loans Payable [Member] | N M L Loan 3 [Member]
Long-term debt	7,670		8,190
Loans Payable [Member] | NML Loan 4 [Member]
Long-term debt	10,638		11,628
Loans Payable [Member] | N M L Loan 5 [Member]
Long-term debt	4,447		4,942
Loans Payable [Member] | N M L Loan 6 [Member]
Long-term debt	5,042		5,510
Loans Payable [Member] | N M L Loan 7 [Member]
Long-term debt	9,056		9,581
Loans Payable [Member] | N M L Loan 8 [Member]
Long-term debt	10,494		11,196
Loans Payable [Member] | N M L Loan 9 [Member]
Long-term debt	9,941		10,900
Loans Payable [Member] | N M L Loan 10 [Member]
Long-term debt	10,282		21,392
Loans Payable [Member] | N M L Loan 11 [Member]
Long-term debt	7,935		16,485
Loans Payable [Member] | N M L Loan 12 [Member]
Long-term debt	5,470		5,910
Loans Payable [Member] | N M L Loan 13 [Member]
Long-term debt	4,820		5,302
Loans Payable [Member] | NML Loan 14 [Member]
Long-term debt	3,965		4,385
Loans Payable [Member] | N M L Loan 15 [Member]
Long-term debt	4,874		5,130
Loans Payable [Member] | N M L Loan 16 [Member]
Long-term debt	11,619		0
Loans Payable [Member] | N M L Loan 17 [Member]
Long-term debt	19,236		0
Loans Payable [Member] | Sykes Maritime Co. [Member]
Long-term debt	23,108		0
Loans Payable [Member] | Beardmore Maritime Co. [Member]
Long-term debt	0		0
Loans Payable [Member] | Fairbank Maritime Co. [Member]
Long-term debt	0		0
Unsecured Debt [Member]
Long-term debt	$ 0		$ 0